Investment Securities (Tables)	12 Months Ended
Dec. 31, 2015
Investments Debt And Equity Securities [Abstract]
Available for Sale and Held to Maturity Investment

The amortized cost of investment securities and the approximate fair value at December 31, 2015 and 2014 were as follows:

SUMMARY OF INVESTMENT SECURITIES

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2015
Available for sale:
U.S. Treasury securities	$2,494	$-	$(10)	$2,484
U.S. Government agency securities	4,976	—	(74)	4,902
U.S. Government agency mortgage-backed securities	205,586	1,082	(1,156)	205,512
Other mortgage-backed securities	183	—	(1)	182
State and municipal securities	—	—	—	—
Trust preferred securities	12,018	—	(1,844)	10,174
Collateralized loan obligations	59,956	—	(960)	58,996
Other securities	625	—	—	625
Total available for sale	285,838	1,082	(4,045)	282,875
Held to maturity:
U.S. Government agency mortgage-backed securities	—	—	—	—
Other securities	250	—	—	250
Total held to maturity	250	—	—	250
Total investment securities	$286,088	$1,082	$(4,045)	$283,125
December 31, 2014
Available for sale:
U.S. Treasury securities	$2,499	$4	$—	$2,503
U.S. Government agency securities	4,973	—	(187)	4,786
U.S. Government agency mortgage-backed securities	263,215	2,992	(1,051)	265,156
Other mortgage-backed securities	265	—	—	265
State and municipal securities	28,981	1,941	—	30,922
Trust preferred securities	12,014	—	(2,604)	9,410
Collateralized loan obligations	69,931	—	(1,328)	68,603
Other securities	12,855	—	—	12,855
Total available for sale	394,733	4,937	(5,170)	394,500
Held to maturity:
U.S. Government agency mortgage-backed securities	239	12	—	251
Other securities	250	—	—	250
Total held to maturity	489	12	—	501
Total investment securities	$395,222	$4,949	$(5,170)	$395,001

Gross Unrealized Losses by Investment Category

The following table provides the gross unrealized losses and fair value, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position at December 31, 2015 and 2014:

GROSS UNREALIZED LOSSES BY INVESTMENT CATEGORY

	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
December 31, 2015
U.S. Treasury securities	$2,484	$(10)	$—	$—	$2,484	$(10)
U.S. Government agency securities	—	—	4,902	(74)	4,902	(74)
U.S. Government agency mortgage-backed securities	56,753	(254)	27,028	(902)	83,781	(1,156)
Other mortgage-backed securities	182	(1)	—	—	182	(1)
Trust preferred securities	—	—	10,175	(1,844)	10,175	(1,844)
Collateralized loan obligations	12,864	(135)	46,133	(825)	58,997	(960)
Total	$72,283	$(400)	$88,238	$(3,645)	$160,521	$(4,045)
December 31, 2014
U.S. Government agency securities	$—	$—	$4,786	$(187)	$4,786	$(187)
U.S. Government agency mortgage-backed securities	7,801	(35)	33,453	(1,016)	41,254	(1,051)
Trust preferred securities	—	—	9,410	(2,604)	9,410	(2,604)
Collateralized loan obligations	23,710	(256)	44,894	(1,072)	68,604	(1,328)
Total	$31,511	$(291)	$92,543	$(4,879)	$124,054	$(5,170)

Contractual Maturities of Investment Securities

The amortized cost and estimated fair value of the investment securities, by contractual maturity, at December 31, 2015 is shown below. Actual maturities will differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

CONTRACTUAL MATURITIES OF INVESTMENT SECURITIES

	Available for Sale		Held to Maturity
December 31, 2015	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$625	$625	$—	$—
Due after one year through five years	2,494	2,484	250	250
Due after five years through ten years	38,453	37,709	—	—
Due after ten years	38,497	36,363	—	—
Total investment securities, excluding mortgage- backed securities	80,069	77,181	250	250
U.S. Government agency mortgage-backed securities	205,586	205,512	—	—
Other mortgage-backed securities	183	182	—	—
Total investment securities	$285,838	$282,875	$250	$250